Schedule of Restricted Share Units (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares, Unvested, Beginning balance	14,026,494	14,026,494	7,044,527		4,822,741
Weighted average grant date fair value per share, Unvested, Beginning balance	$ 0.15	$ 0.15	$ 0.24		$ 0.22
Number of shares, Granted			9,720,403	[1],[2]	10,844,993	[3],[4],[5]
Weighted average grant date fair value per share, Granted			$ 0.11	[1],[2]	$ 0.23	[3],[4],[5]
Number of shares, Vested	(672,450)	(672,450)	(2,667,436)		(5,809,217)
Weighted average grant date fair value per share, Vested	$ 0.10	$ 0.10	$ 0.23		$ 0.24
Number of shares, Forfeited			(71,000)		(2,813,990)
Weighted average grant date fair value per share, Forfeited			$ 0.50		$ 0.20
Number of shares, Unvested, ending balance	13,354,044	13,354,044	14,026,494		7,044,527
Weighted average grant date fair value per share, Unvested, Ending balance	$ 0.15	$ 0.15	$ 0.15		$ 0.24

[1]	On January 29, 2024, the Company granted 672,450 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On March 13, 2024, the Company granted 9,047,953 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On July 4, 2023, the Company granted 6,735,356 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2024, 2025 and 2026. The vesting of these RSUs resulted in stock-based compensation of $344,515 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On June 1, 2023, the Company granted 4,067,637 RSUs to executives and employees of the Company, which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $355,420 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[5]	On June 4, 2023, the Company granted 42,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $7,825 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.